CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (326,900)	¥ (276,412)	¥ (98,584)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(8,608)	(130,131)	(118,491)
Comprehensive loss	¥ (335,508)	¥ (406,543)	¥ (217,075)